Revenue (Details) - Schedule of Revenue - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue (Details) - Schedule of Revenue [Line Items]
Revenue,total	$ 41,380,440	$ 48,482,015	$ 35,504,392
Timing of revenue recognition, total	41,380,440	48,482,015	35,504,392
Revenue from subscriptions [Member]
Revenue (Details) - Schedule of Revenue [Line Items]
Revenue,total	24,557,650	27,061,318	25,664,145
Revenue from advertisement [Member]
Revenue (Details) - Schedule of Revenue [Line Items]
Revenue,total	9,900,071	12,057,903	9,840,247
Revenue from live events [Member]
Revenue (Details) - Schedule of Revenue [Line Items]
Revenue,total	6,922,719	9,362,794
Goods and services transferred at a point in time [Member]
Revenue (Details) - Schedule of Revenue [Line Items]
Timing of revenue recognition, total	16,822,790	21,420,697	9,840,247
Goods and services transferred over time [Member]
Revenue (Details) - Schedule of Revenue [Line Items]
Timing of revenue recognition, total	$ 24,557,650	$ 27,061,318	$ 25,664,145